Share capital (Details) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) Vote £ / shares shares	Dec. 31, 2021 GBP (£) shares
Share capital
Nominal value per share | £ / shares	£ 0.01
Number of votes per share | Vote	1
Number of shares issued in relation to business acquisitions	656,206,920
Number of shares issued in relation to employee share schemes	4,500,000
Share capital | £	£ 25	£ 19
Number of shares issued	2,520,039,885	1,859,332,965